Investor A Institutional [Member] Investment Strategy - Investor A, Institutional - BlackRock U.S. Insights Long/Short Equity Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks total return over the long term while pursuing a defensive investment style, by seeking to provide downside protection with upside potential through active stock selection, risk management and diversification. The Fund will also have a dynamic market exposure which Fund management will adjust within a pre-determined range, based on the market environment to maximize total return.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. issuers and derivatives with similar economic characteristics. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, securities are considered to be those of U.S. issuers where: (i) the company is domiciled in the U.S., (ii) the company is listed on a U.S. stock exchange, (iii) the company’s principal operations are conducted in the U.S. or the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark. Such equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. The Fund may also purchase convertible securities. The Fund may invest in issuers of any market capitalization, including small- to mid-capitalization companies.
The Fund may invest up to 20% of its assets in equity securities of non-U.S. issuers, including non-dollar denominated securities and securities of emerging market issuers.
The Fund will use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. The Fund may also invest in indexed and inverse securities.
The Fund will also pursue its investment objective by taking short positions in a variety of equity instruments. The use of both long and short positions better enables the Fund to seek to produce returns that have low correlation to those available by investing in the market as a whole. A long position arises where the Fund holds a security in its portfolio or maintains a position through a derivative instrument that provides economic exposure similar to direct ownership of the security. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security or has entered into a derivative instrument that provides economic exposure similar to a short sale of the security. The Fund takes long positions primarily in securities that BlackRock has identified as attractive and short positions in such securities that BlackRock has identified as overvalued or poised for underperformance.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer issuers than a diversified company.
The Fund may engage in active and frequent trading of portfolio securities to seek to achieve its investment objective.